Net fee income - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Fee income arising from financial assets not at fair value through profit or loss	$ 6,742	$ 5,858	$ 6,647
Fee expense arising from financial liabilities not at fair value through profit or loss	1,520	1,260	1,450
Fee income arising from trust and fiduciary activities	3,849	3,426	3,110
Fee expense arising from trust and fiduciary activities	$ 305	$ 267	$ 237